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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------


Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Robert Miller           Los Angeles, California     May 8, 2012
   -------------------------------    -----------------------    -------------
              [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total:              398,835
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                 VALUE  SHRS OR  SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-----------------                  -------------- --------- ---------- --------- ---  ---- ---------- --------  ----  ------  ----
BOEING CO                              Common     097023105     15,380   206,800  SH         Other       1            Shared
BORGWARNER INC                         Common     099724106     34,293   406,600  SH         Other       1            Shared
CATERPILLAR INC                        Common     149123101     47,971   450,350  SH         Other       1            Shared
CUMMINS INC                            Common     231021106     40,345   336,100  SH         Other       1            Shared
DEERE & CO                             Common     244199105      1,116    13,800  SH         Other       1            Shared
D R HORTON INC                         Common     23331A109      2,018   133,000  SH         Other       1            Shared
FORD MOTOR CO                          Common     345370860     54,320 4,354,300  SH         Other       1            Shared
FORD MOTOR CO                          Warrant    345370134      4,438 1,275,300  SH         Other       1            Shared
FREEPORT MCMORAN COPPER & GOLD INC     Common     35671D857     90,610 2,381,962  SH         Other       1            Shared
INTEL CORPORATION                      Common     458140100      5,435   193,300  SH         Other       1            Shared
LENNAR CORP                            Common     526057104      2,278    83,800  SH         Other       1            Shared
MCMORAN EXPLORATION  CO                Common     582411104     33,203 3,103,060  SH         Other       1            Shared
OCCIDENTAL PETE CORP DEL               Common     674599105      5,742    60,300  SH         Other       1            Shared
OVERLAND STORAGE INC                   Common     690310206      2,210 1,000,000  SH         Other       1            Shared
PRECISION CASTPARTS CORP               Common     740189105     15,509    89,700  SH         Other       1            Shared
STARWOOD HOTELS & RESORTS WRLD         Common     85590A401     18,446   327,000  SH         Other       1            Shared
STRATUS PROPERTIES INC                 Common     863167201        769    81,402  SH         Other       1            Shared
TIFFANY & CO                           Common     886547108     24,752   358,050  SH         Other       1            Shared
                                                            ----------
                                                               398,835
                                                            ----------